Financial risk management (Schedule of Summarizes Continuity of the Companys Total Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial risk management [abstract]
Lease liabilities, beginning of year	$ 7,025	$ 270
IFRS 16 adoption		527
Additions	1,962	6,478
Lease principal payments	(2,594)	(234)
Lease interest payments	(759)	(50)
Accretion on lease liabilities	743	34
Lease liabilities, end of year	$ 6,377	$ 7,025